Net Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2022
Other Operating Income And Expenses [Abstract]
Net Other Operating Income and Expenses
31. Net Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Other operating income
Gains on financial instruments at fair value through other comprehensive income:
Gains on redemption of financial instruments at fair value through other comprehensive income	￦	351	￦	2	￦	24
Gains on disposal of financial instruments at fair value through other comprehensive income		304,217		126,710		24,735

		304,568		126,712		24,759

Gains on financial assets at amortized cost:
Gains on sale of loans measured at amortized cost		180,038		136,620		83,552
Gains on redemption of securities measured at amortized cost		—		126		—
Gains on disposal of securities measured at amortized cost		229		41		110

		180,267		136,787		83,662

Gains on loans measured at fair value through other comprehensive income:
Gains on sale of loans measured at fair value through other comprehensive income		—		226		—

		—		226		—

Gains on hedge accounting		—		386,398		858,305
Gains on foreign exchange transactions		3,634,987		3,878,089		11,514,706
Dividend income		45,125		33,805		36,675
Others		591,798		367,177		498,412

		4,756,745		4,929,194		13,016,519

Other operating expenses
Losses on financial instruments at fair value through other comprehensive income:
Losses on redemption of financial instruments at fair value through other comprehensive income		320		2,172		3,049
Losses on disposal of financial instruments at fair value through other comprehensive income		19,159		222,512		258,505

		19,479		224,684		261,554

Losses on financial assets at amortized cost:
Losses on sale of loans measured at amortized cost		16,061		14,669		78,089
Losses on redemption of securities measured at amortized cost		—		6		—
Losses on disposal of securities measured at amortized cost		6,513		2		—

		22,574		14,677		78,089

Losses on hedge accounting		—		473,091		877,512
Losses on foreign exchange transactions		3,530,618		3,570,783		11,173,168
Deposit insurance fee		507,621		550,677		598,548
Credit guarantee fund fee		242,216		263,297		283,912
Depreciation expenses of operating lease assets		423,684		602,908		682,783
Others		1,510,483		1,152,644		1,426,744

		6,256,675		6,852,761		15,382,310

Net other operating expenses	￦	(1,499,930)	￦	(1,923,567)	￦	(2,365,791)